UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13-F

                   FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment   [X]; Amendment Number: 1
This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings.

Institutional Investment Manager Filing this Report:

Name:          WEISS MULTI-STRATEGY ADVISERS, LLC
Address:       320 Park Avenue
               New York, NY  10020

13F File Number: 028-12337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:  Marc Peckman
Title: Chief Financial Officer
Phone: (860) 240-8900

Signature, Place and Date of Signing:
  Marc Peckman  New York, NY  February 14, 2012.






Please be notified that filing accession number 0001062574-12-000001, submitting Form 13F-HR filed on behalf of George A. Weiss earlier in the day on February 14, 2012 was filed in error and should be disregarded.





Report Type (Check only one):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total            0
Form 13F Information Table Value Total            0

List of Other Included Managers:
No.    Form 13F File Number Name
------ -------------------- -----------------------------------------------
0

                             TITLE OF                VALUE    SHRS OR SH/ PUT/ INVESTMENT OTHER            VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP      (x $1000)    PRN AMT PRN CALL DISCRETION MANAGERS       SOLE     SHARED       NONE
---------------------------- -------- ---------- --------- ---------- --- ---- ---------- -------- ---------- ---------- ----------
